Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
15.	RELATED PARTY TRANSACTIONS
Loans to principal officers, directors, and their affiliates during 2021 were as follows:

2021
Beginning balance	$325
New loans	1,305
Effect of changes in composition of related parties	4,774
Net repayments in existing accounts	(28)

Ending balance	$6,376

Deposits from principal officers, directors, and their affiliates as of December 31, 2021 and 2020 were $34,211 and $2,874, respectively.
Two companies owned by a Director of the Company invested in the subordinated debentures issued by the Company. Refer to Note 11 for further information.